INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of tax expense

	Year ended December 31
	2023	2022
Current income tax expense	$22,354	$22,512
Mexican 7.5% Special Mining Duty expense	8,068	9,371
Withholding tax expense	1,601	3,150
Deferred income tax expense (recovery)	2,517	(2,698)
Deferred Mexican 7.5% Special Mining Duty expense	64	293
Tax expense	$34,604	$32,628

Schedule of reconciliation of effective tax rate

	Year ended December 31
	2023	2022
Income (loss) before tax	$7,594	$78,398
Statutory income tax rate	26.8%	26.8%

Expected income tax	$2,036	$21,036
Differences between Canadian and foreign tax rates	6,442	4,117
Items not deductible for tax purposes	76	4,508
Share based compensation	674	107
Change in unrecognized deductible temporary differences	3,964	(10,928)
True ups	4,263	1,901
Effect of changes in foreign exchange rates	(7,806)	(2,371)
Inflationary adjustment and other	(1,175)	1,532
Mexican Special Mining Duty	6,422	9,576
Withholding tax expense	1,601	3,150
Tax impact of impairment of exploration property	18,107	—
Total income taxes	34,604	32,628
Effective tax rate	456%	42%

Schedule of unrecognized deductible temporary differences

	December 31,	December 31,
	2023	2022
Mineral properties and exploration expenditures	$95,616	$30,467
Equipment	1,338	1,251
Site closure provisions	995	356
Long term debt	—	6,570
Financing cost	2,861	3,452
Non-capital losses	64,700	53,436
Other	717	154
Unrecognized deductible temporary differences	$166,227	$95,686

Schedule of recognized deferred tax assets and liabilities

	December 31,	December 31,
	2023	2022
Property, plant and equipment	$(3,722)	$(216)
Inventory	(3,393)	—
Accrued liabilities	1,975	—
Site closure provisions	1,810	2,363
Long term debt	(317)	—
Non-capital losses	504	1,397
Intercompany debt	(442)	(1,619)
Special Mining Duty	2,972	—
Other	420	480
Recognized deferred tax assets (liabilities)	$(193)	$2,405

Schedule of deductible temporary differences expiry dates

	Tax losses	December 31
	expire in years	2023	2022
Canada	2027 to 2043	$62,776	$61,214
Panama	2024 to 2028	866	736
United States	indefinite	2,794	27,086